Fair Value Measurements - Reconciliation of Items Using Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0.2	$ 5.7
Total net gains included in earnings	0	2.6
Total unrealized gains included in other comprehensive income	0	(2.6)
Total proceeds from sale of Level 3 investments	0	(5.5)
Ending balance	$ 0.2	$ 0.2